As filed with the Securities and Exchange Commission
                           on January 10, 2000
                           File Nos. 333-09341,811-7739

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           --------------------------

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

        Pre-Effective Amendment No.          [ ]
                                    -----

        Post-Effective Amendment No.  6      [X]
                                    -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

        Amendment No. 8             [X]
                     ---
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                         HARDING, LOEVNER FUNDS, INC.
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              (Exact Name of Registrant as Specified in Charter)

                       200 Clarendon Street, 18th Floor
                          Boston, Massachusetts 02116
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code: 1-877-435-8105


                             Susan C. Mosher, Esq.
                        Investors Bank & Trust Company
                       200 Clarendon Street, 18th Floor
                          Boston, Massachusetts 02116
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                    (Name and Address of Agent for Service)

                                With a copy to:
                               Jack Murphy, Esq.
                            Dechert Price & Rhoads
                            1775 Eye Street, N.W.,
                          Washington, D.C. 20006-2401
                         (legal counsel for the Fund)
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Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

It is proposed that this filing will become effective:

/  /  immediately upon filing pursuant to paragraph (b)
/  /  on  (date) pursuant to paragraph (b)
/x /  60 days after filing pursuant to paragraph (a)(1)
/  / on (date) pursuant to paragraph (a) (1)
/  /  75 days after filing, pursuant to paragraph (a) (2)
/  /  on (date) pursuant to paragraph (a) (2) of rule 485.

Explanatory Note

The remaining pages of Part A, Part B and Part C of the Registration Statement for Harding, Loevner Funds, Inc. are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Harding Loevner Funds, Inc. as filed with the Commission on November 19, 1999.

The paragraph entitled "Performance of Similarly Managed Accounts" shall appear prior to the Paragraph entitled "Financial Highlights" on page 22 of the Prospectus.

                   PERFORMANCE OF SIMILARLY MANAGED ACCOUNTS

Each of the International Equity Portfolio, Global Equity Portfolio and Multi-Asset Global Portfolio have the same investment objective, policies and strategies as existing private accounts that are managed by Harding Loevner ("Managed Accounts").

The historical performance of the Managed Accounts is presented below. Investors should not consider the performance of the Managed Accounts as an indication of the future performance of a Portfolio. The performance figures shown below reflect the deduction of the historical fees and expenses paid by each Managed Account, and not those paid by the Portfolio. Each Portfolio's fees and expenses are higher than those of the Managed Accounts, therefore if the Portfolio's fees and expenses were taken into consideration, the performance of the Managed Accounts would be lower than stated below. The returns shown below reflect the reinvestment of dividends and distributions, and were calculated in the same manner that is used by each Portfolio to calculate its own performance.1/ The following table shows average annual total returns of the Managed Accounts for the stated periods ending December 31, 1999, as well as a comparison with the performance of applicable benchmark(s). 2/



INTERNATIONAL EQUITY PERFORMANCE SUMMARY

                    Average Annual Total Return (%)

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                               One Year  Five Years  Ten Years

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International Equity            50.5%      15.9%       13.3%

MSCI All Country World
ex-US Index                     31.8       12.1         7.2

MSCI EAFE Index                 27.3       13.2        18.1

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GLOBAL EQUITY PERFORMANCE SUMMARY

                    Average Annual Total Return (%)

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                              One Year   Five Years  Ten Years

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Global Equity                  38.3%       16.3%       14.4%

MSCI All Country World Index   27.3        18.9        11.5

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MULTI-ASSET GLOBAL PERFORMANCE SUMMARY

                    Average Annual Total Return (%)

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                              One Year   Five Years  Ten Years

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Multi-Asset Global Equity      17.6%%      14.5%       13.0%
Constructed Global Balanced
Index                          13.9        14.0        10.4

1/ Returns shown are in US$ and include the effect of foreign currency exchange rates. Returns are presented after reduction due to brokerage commissions and actual management fees paid but before reduction due to custodial charges and foreign withholding taxes.

2/ MSCI All Country World ex-US Index is an unmanaged index of equity securities issued outside the United States compiled by Morgan Stanley Capital
International (MSCI) and calculated by applying full market capitalization weights for the constituent securities. MSCI EAFE Index is an unmanaged index of more than 900 securities listed on the stock exchanges of countries in Europe, Australia and the Far East compiled by MSCI. MSCI All Country World
Index is an unmanaged index of global equity securities compiled by MSCI and calculated by applying full market capitalization weights for the constituent securities. Constructed Global Balanced Index is an unmanaged index comprised of the weighted sum of 60% MSCI All Country World Index (described above) and 40% Salomon World Government Bond Index, which is an unmanaged index of global fixed income securities compiled by Salomon Brothers and calculated by applying full market capitalization weights for the constituent securities.


                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Somerville, State of New Jersey on the 10th day of January, 2000.




                                        HARDING, LOEVNER FUNDS, INC.

                                        By: */s/ David R. Loevner
                                            ---------------------
                                            David R. Loevner, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement had been signed below by the following persons in the capacities indicated on the 10th day of January, 2000.

SIGNATURE                               TITLE
---------                               -----

*/s/ David R. Loevner                   Director and President
---------------------
David R. Loevner


/s/ Timothy F. Osborne                  Treasurer
----------------------
Timothy F. Osborne


*/s/ Jane A. Freeman                    Director
--------------------
Jane A. Freeman

*/s/ Carl W. Schafer                    Director
--------------------
Carl W. Schafer

*/s/ Samuel R. Karetsky                 Director
-----------------------
Samuel R. Karetsky

*/s/ R. Kelly Doherty                   Director
---------------------
R. Kelly Doherty

/s/ Susan C. Mosher
-------------------
* Attorney-in-Fact